Cover	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2026
Entity File Number	001-33957
Entity Registrant Name	HARVARD BIOSCIENCE, INC.
Entity Central Index Key	0001123494
Entity Tax Identification Number	04-3306140
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	84 October Hill Road
Entity Address, City or Town	Holliston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01746
City Area Code	(508)
Local Phone Number	893-8999
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	HBIO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false